Interest in Other Entities (Details) - Detail 8 $ / shares in Units, ₪ in Thousands																					1 Months Ended	12 Months Ended
	Dec. 11, 2023	Oct. 10, 2023 USD ($)	Sep. 30, 2023	May 09, 2023 USD ($)	Feb. 12, 2023 USD ($)	Jan. 23, 2023	Jan. 17, 2023 USD ($)	Dec. 30, 2022 USD ($)	Nov. 15, 2022 USD ($)	Oct. 26, 2022 USD ($)	Oct. 26, 2022 ILS (₪)	Oct. 13, 2022 USD ($)	Aug. 30, 2022 $ / shares shares	Jun. 16, 2022 $ / shares	May 21, 2022	May 03, 2022 $ / shares	Feb. 22, 2022 USD ($)	Oct. 13, 2021 USD ($)	Oct. 13, 2021 ILS (₪)	Jul. 31, 2021 USD ($)	Nov. 28, 2022 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Feb. 05, 2024 USD ($)	Dec. 26, 2023 shares	Nov. 06, 2023 shares	Aug. 08, 2023 shares	Jun. 29, 2023 USD ($)	Jun. 13, 2023 shares	Jun. 09, 2023 shares	Jun. 03, 2023 shares	Mar. 31, 2023 USD ($)	Mar. 22, 2023 shares	Feb. 28, 2023 USD ($)	Dec. 25, 2022 USD ($)	Sep. 14, 2022 USD ($)	Jun. 25, 2022 USD ($)	Jun. 02, 2022 USD ($)	Mar. 03, 2022 USD ($)	Feb. 28, 2022 USD ($)	Feb. 17, 2022 shares	Jan. 19, 2022 shares	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Oct. 13, 2021 ILS (₪)	Jan. 04, 2021 USD ($)
Interest in Other Entities (Details) - Detail 8 [Line Items]
Loan agreement				$ 153,000																		$ 250,000
Annual interest rate percentage				9.99%																10.00%
Additional interest rate																				1.00%
Conversion price																				$ 250,000
Issuance of amount																						1,545,000
Warrant to purchase (in Shares) | shares													60,096								120,192
Shares issued (in Shares) | shares													8,586
Exercise price (in Dollars per share) | $ / shares													$ 36.4
Aggregate amount					$ 180,000				$ 480,000								$ 1,000,000	$ 1,240,000	₪ 4,000			3,858,000
Financing rate																	3.25%
Provide for line of credit																						$ 510,000																$ 200,000	$ 400,000
Shares issued (in Shares) | shares													531,069									27,989,465	24,661,470		673,019	1,293,450	328,506		2,650,423	863,100	169,920		57
Shares after reverse stock split (in Shares) | shares																						43,567,567
Ordinary shares received (in Dollars per share) | $ / shares														$ 1.85		$ 0.806
Description of ordinary shares and incentive plan																						On October 17, 2023, Jeffs’ Brands Board of Directors approved a 1-for-7 reverse split of Jeffs’ Brands issued and outstanding ordinary shares, effective as of November 3, 2023, pursuant to which holders of Jeffs’ Brands ordinary shares received one ordinary Share for every 7 ordinary shares held as of such date.
Increase monthly salary										$ 16,500
Securities offered amounted | ₪											₪ 425
Gross proceeds percentage										7.00%	7.00%
Total consideration of percentage										8.00%	8.00%
Agreement term										3.00%	3.00%
Pure capital
Lease percentage															50.00%
Amount paid								$ 86,000
Lease liability																						$ 127,000
Lease term																						3 years
Interest rate																						10.00%
Outstanding shares, percentage																							42.25%
Non-controlling interests description																						On January 23, 2023, Gix Media acquired an additional 10% of the share capital of Cortex, increasing its holdings to 80% in consideration for USD 2,625 thousand (the “Subsequent Purchase”). The Subsequent Purchase was financed by Gix Media’s existing cash balances and by a long-term bank loan received on January 17, 2023, in the amount of USD 1,500 thousand. The Subsequent Purchase was recorded as a transaction with non-controlling interests in the Group’s consolidated statements of changes in shareholders equity for the year ended December 31, 2023.
Investment agreement description																						the Company and Gix Internet signed an agreement pursuant to which the Company invested NIS 1.3 million (USD 380 thousand) of which NIS 800 thousand (USD 215 thousand) were paid in cash and NIS 500 thousand (USD 165 thousand) in Company shares.
Dividend amount																																				$ 1,000,000
Loaned amount																																			$ 445,000									$ 250,000
Non-controlling interests																						$ 8,859,000	$ 15,548,000					$ 153,000				$ 226,000		$ 219,000
Loan agreement with bank												$ 927,000																																	₪ 3,000
Annual interest rate		4.05%	4.08%			10.00%	5.37%		9.00%
Long term loan																		6,000,000
Aggregate amount of credit line																						$ 3,500,000
Loan Period																						48 months
Loan interest rate					4.00%																	3.20%
Repaid monthly payments							$ 1,500,000
Renewable Amount		$ 3,500,000
Ratio of debt		2.4
Credit line withdrawn																						$ 3,500,000
Lease liabilities [member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Right of use assets																						$ 138,000
Non-adjusting event after reporting period [member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Pure capital																								$ 100,000
Loan Agreement [Member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Loan agreement description																				the loans principal of USD 750 thousand was received.
Loan maturity date																						On November 23, 2021, the loan agreement was amended to extend the maturity date of the loan to the earlier of (i) March 31, 2023, or (ii) the closing of an IPO of Jeffs’ Brands.
Maturity loan description																						Based on Jeffs’ Brands management’s assessment, the amendment resulted in a significant modification to the loans in accordance with IFRS 9. As a result of the debt extinguishment, Jeffs’ Brands recorded a financial gain in the amount of USD 14 thousand.
Gix internet [Member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Outstanding shares, percentage																							70.00%
Bottom of range [member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Increase monthly salary										$ 57,500
Jeffs’ Brands {Member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Issuance of amount																						$ 62,000
Warrant to purchase (in Shares) | shares													60,845,000
Shares issued (in Shares) | shares																						100,000,000
Pure capital																																$ 352,000
Non-controlling interests																																														$ (1,156,000)
Third parties loans [Member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Derivate liability																																											$ 137,000
Jeffs’ Brands IPO [Member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Deferred offering costs																																											$ 366,000
Gix internet [Member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Shares issued (in Shares) | shares																																									664.0547
Issuance of shares percentage	45.75%
Non-controlling interests																																								$ (7,849,000)
ScoutCam Inc. [Member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Securities offered amounted										$ 121,000
Cortex Media Group Ltd. [Member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Percentage on shares issued																							76.00%
ViewBix Inc. [Member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Outstanding shares, percentage																							100.00%
Bank Leumi [Member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Annual interest rate												2.92%
Gix Media [Member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Provide for line of credit																		$ 3,500,000
Loan interest rate																						4.12%
Jeffs’ Brands {Member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Shares issued (in Shares) | shares																																										186,718
Bank Leumi [Member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Provide for line of credit																																					$ 1,500,000
Ordinary shares [member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Shares issued (in Shares) | shares																																									6,630,547
Third parties loans [Member]
Interest in Other Entities (Details) - Detail 8 [Line Items]
Exercise price (in Dollars per share) | $ / shares													$ 28.28